Benefit Plans	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Benefit Plans	BENEFIT PLANS
Defined Contribution Plans

All of IPL’s employees are covered by one of two defined contribution plans, the Thrift Plan or the RSP:

The Thrift Plan

Approximately 80% of IPL’s active employees are covered by the Thrift Plan, a qualified defined contribution plan. All union new hires are covered under the Thrift Plan. Participants elect to make contributions to the Thrift Plan based on a percentage of their base compensation. Each participant’s contribution is matched up to certain thresholds of base compensation. The IBEW clerical-technical union new hires receive an annual lump sum company contribution into the Thrift Plan in addition to the company match. Employer contributions to the Thrift Plan were $3.4 million, $3.3 million and $3.3 million for 2020, 2019 and 2018, respectively.

The RSP

Approximately 20% of IPL’s active employees are covered by the RSP, a qualified defined contribution plan containing a match and nondiscretionary component. All non-union new hires are covered under the RSP. Participants elect to make contributions to the RSP based on a percentage of their eligible compensation. Each participant’s contribution is matched in amounts up to, but not exceeding, 5% of the participant’s eligible compensation. Starting in 2018, the RSP also includes a 4% nondiscretionary contribution based as a percentage of each participant's eligible compensation. Employer contributions (by IPL) relating to the RSP were $1.8 million, $1.6 million and $1.7 million for 2020, 2019 and 2018, respectively.

Defined Benefit Plans

Approximately 72% of IPL’s active employees are covered by the qualified Defined Benefit Pension Plan; while approximately 8% of active employees are IBEW clerical-technical unit employees who are only eligible for the Thrift Plan. The remaining 20% of active employees are covered by the RSP. All non-union new hires are covered under the RSP, while IBEW physical unit union new hires are covered under the Defined Benefit Pension Plan and Thrift Plan. The IBEW clerical-technical unit new hires are no longer covered under the Defined Benefit Pension Plan but do receive an annual lump sum company contribution into the Thrift Plan, in addition to the company match. The Defined Benefit Pension Plan is noncontributory and is funded by IPL through a trust. Benefits for non-union participants in the Defined Benefit Pension Plan are based on salary, years of service and accrued benefits at April 1, 2015. Benefits for eligible union participants are based on each individual employee's pension band and years of service as opposed to their compensation. Pension bands are based primarily on job duties and responsibilities.

Additionally, a small group of former officers and their surviving spouses are covered under a funded non-qualified Supplemental Retirement Plan. The total number of participants in the plan as of December 31, 2020 was 22. The plan is closed to new participants.

IPL also provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. Approximately 142 active employees and 16 retirees (including spouses) were receiving such benefits or entitled to future benefits as of January 1, 2020. The plan is unfunded. These postretirement health care benefits and the related unfunded obligation of $4.3 million and $6.4 million at December 31, 2020 and 2019, respectively, were not material to the consolidated financial statements in the periods covered by this report.
The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$782,795	$697,228
Service cost	8,272	7,412
Interest cost	22,151	27,343
Actuarial loss/(gain)	66,827	88,311
Amendments (primarily increases in pension bands)	967	—
Benefits paid	(38,487)	(37,499)
Projected benefit obligation at December 31	842,525	782,795
Change in plan assets:
Fair value of plan assets at January 1	769,704	684,485
Actual return on plan assets	118,716	122,690
Employer contributions	87	28
Benefits paid	(38,487)	(37,499)
Fair value of plan assets at December 31	850,020	769,704
Funded (unfunded) status	$7,495	$(13,091)
Amounts recognized in the statement of financial position:
Non-current assets	$8,669	$—
Non-current liabilities	(1,174)	(13,091)
Net amount recognized at end of year	$7,495	$(13,091)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$967	$—
Net (gain)/loss arising during period	(14,110)	(4,472)
Amortization of prior service cost	(3,677)	(3,823)
Amortization of loss	(8,115)	(11,084)
Total recognized in regulatory assets	$(24,935)	$(19,379)
Amounts included in regulatory assets:
Net loss	$145,526	$167,750
Prior service cost	11,613	14,323
Total amounts included in regulatory assets	$157,139	$182,073

(1)Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation – Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

Information for Pension Plans with a projected benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Benefit obligation	$842,525	$782,795
Plan assets	850,020	769,704
Benefit obligation in excess of plan assets	$(7,495)	$13,091

IPL’s total plan assets in excess of projected benefit obligation was $7.5 million as of December 31, 2020 ($8.7 million Defined Benefit Pension Plan plan assets in excess of projected benefit obligation, partially offset by $1.2 million Supplemental Retirement Plan projected benefit obligation in excess of plan assets).
Information for Pension Plans with an accumulated benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Accumulated benefit obligation	$830,458	$771,592
Plan assets	850,020	769,704
Accumulated benefit obligation in excess of plan assets	$(19,562)	$1,888

IPL’s total plan assets in excess of accumulated benefit obligation was $19.6 million as of December 31, 2020 ($20.7 million Defined Benefit Pension Plan plan assets in excess of accumulated benefit obligation, partially offset by $1.1 million Supplemental Retirement Plan accumulated benefit obligation in excess of plan assets).

Significant Gains and Losses Related to Changes in the Benefit Obligation for the Period

As shown in the table above, an actuarial loss of $66.8 million increased the benefit obligation for the year ended December 31, 2020 and an actuarial loss of $88.3 million increased the benefit obligation for the year ended December 31, 2019. The actuarial losses in 2020 and 2019 were primarily due to decreases in the discount rate.

Pension Benefits and Expense

Reported expenses relevant to the Defined Benefit Pension Plan are dependent upon numerous factors resulting from actual plan experience and assumptions of future experience, including the performance of plan assets and actual benefits paid out in future years. Pension costs associated with the Defined Benefit Pension Plan are impacted by the level of contributions made to the plan, earnings on plan assets, the adoption of new mortality tables, and employee demographics, including age, job responsibilities, salary and employment periods. Changes made to the provisions of the Defined Benefit Pension Plan may impact current and future pension costs. Pension costs may also be significantly affected by changes in key actuarial assumptions, including anticipated rates of return on plan assets and the corporate bond discount rates, as well as, the adoption of a new mortality table used in determining the projected benefit obligation and pension costs.

The 2020 net actuarial gain of $14.1 million recognized in regulatory assets is comprised of two parts: (1) an $80.9 million pension asset actuarial gain primarily due to higher than expected return on assets; partially offset by (2) a $66.8 million pension liability actuarial loss primarily due to a decrease in the discount rate used to value pension liabilities. The unrecognized net loss of $145.5 million in the Pension Plans has accumulated over time primarily due to the long-term declining trend in corporate bond rates and the adoption of new mortality tables which increased the expected benefit obligation due to the longer expected lives of plan participants. During 2020, the accumulated net gain increased due to lower discount rates used to value pension liabilities, which was partially offset by a combination of higher than expected return on pension assets, as well as the year 2020 amortization of accumulated loss. The unrecognized net loss, to the extent that it exceeds 10% of the greater of the benefit obligation or the assets, will be amortized and included as a component of net periodic benefit cost in future years. The amortization period is approximately 10.84 years based on estimated demographic data as of December 31, 2020. The projected benefit obligation of $842.5 million less the fair value of assets of $850.0 million results in an overfunded status of $7.5 million at December 31, 2020.

	Pension benefits for years ended December 31,
	2020	2019	2018
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$8,272	$7,412	$8,450
Interest cost	22,151	27,343	25,220
Expected return on plan assets	(37,779)	(29,907)	(40,801)
Amortization of prior service cost	3,677	3,823	3,837
Recognized actuarial loss	8,115	11,084	11,403
Recognized settlement loss	—	—	1,230
Total pension cost	4,436	19,755	9,339
Less: amounts capitalized	372	1,237	1,223
Amount charged to expense	$4,064	$18,518	$8,116
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	3.33%	4.36%	3.67%
Discount rate – supplemental retirement plan	3.05%	4.24%	3.60%
Expected return on defined benefit pension plan assets	5.05%	4.50%	5.45%
Expected return on supplemental retirement plan assets	4.45%	4.50%	5.45%

Pension expense for the following year is determined as of the December 31 measurement date based on the fair value of the Pension Plans’ assets, the expected long-term rate of return on plan assets, a mortality table assumption that reflects the life expectancy of plan participants, and a discount rate used to determine the projected benefit obligation. For 2020, pension expense was determined using an assumed long-term rate of return on plan assets of 5.05% for the Defined Benefit Pension Plan and 4.45% for the Supplemental Retirement Plan. As of the December 31, 2020 measurement date, IPL decreased the discount rate from 3.33% to 2.46% for the Defined Benefit Pension Plan and from 3.05% to 2.31% for the Supplemental Retirement Plan. The discount rate assumptions affect the pension expense determined for 2021. In addition, IPL maintained the expected long-term rate of return on plan assets at 5.05% for the Defined Benefit Pension Plan and decreased the expected long-term rate of return for the Supplemental Retirement Plan from 4.45% to 3.60% for 2021. The expected long-term rate of return assumption affects the pension expense determined for 2021. The effect on 2021 total pension expense of a 25 basis point increase and decrease in the assumed discount rate is $(1.4) million and $1.3 million, respectively.

In determining the discount rate to use for valuing liabilities we use the market yield curve on high-quality fixed income investments as of December 31, 2020. We project the expected benefit payments under the plan based on participant data and based on certain assumptions concerning mortality, retirement rates, termination rates, etc. The expected benefit payments for each year are discounted back to the measurement date using the appropriate spot rate for each half-year from the yield curve, thereby obtaining a present value of all expected future benefit payments using the yield curve. Finally, an equivalent single discount rate is determined which produces a present value equal to the present value determined using the full yield curve.

Pension Plan Assets and Fair Value Measurements

Pension plan assets consist of investments in cash and cash equivalents, government debt securities, and mutual funds (equity and debt). Differences between actual portfolio returns and expected returns may result in increased or reduced pension costs in future periods. Pension costs are determined as of the plans' measurement date of December 31, 2020. Pension costs are determined for the following year based on the market value of pension plan assets, expected employer contributions, a discount rate used to determine the projected benefit obligation and the expected long-term rate of return on plan assets.

Fair value is defined under ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Pension Plans’ gains and losses on investments bought and sold, as well as held, during the year.

A description of the valuation methodologies used for each major class of assets and liabilities measured at fair value follows:

•The non-qualified Supplemental Retirement Plan investments have quoted market prices and are categorized as Level 1 in the fair value hierarchy.

•The qualified Defined Benefit Pension Plan investments in common collective trusts are valued based on the daily net asset value and are categorized as Level 2 in the fair value hierarchy except for cash and cash equivalents which are categorized as level 1.

The primary objective of the Pension Plans’ is to provide a source of retirement income for its participants and beneficiaries, while the primary financial objective is to improve the unfunded status of the Pension Plans. A secondary financial objective is, where possible, to minimize pension expense volatility. The objective is based on a long-term investment horizon, so that interim fluctuations should be viewed with appropriate perspective. There can be no assurance that these objectives will be met.

In establishing our expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes. A combination of quantitative analysis of historical data and qualitative judgment is used to capture trends, structural changes and potential scenarios not reflected in historical data.

The result of the analyses is a series of inputs that produce a picture of how the plan consultant believes portfolios are likely to behave through time. Capital market assumptions are intended to reflect the behavior of asset classes observed over several market cycles. Stress assumptions are also examined, since the characteristics of asset classes are constantly changing. A dynamic model is employed to manage the numerous assumptions required to estimate portfolio characteristics under different base currencies, time horizons and inflation expectations.

The Pension Plans’ consultant develops forward-looking, long-term capital market assumptions for risk, return and correlations for a variety of global asset classes, interest rates and inflation. These assumptions are created using a combination of historical analysis, current market environment assessment and by applying the consultant’s own judgment. The consultant then determines an equilibrium long-term rate of return. We then take into consideration the investment manager/consultant expenses, as well as any other expenses expected to be paid out of the Pension Plans’ trust. Finally, we have the Pension Plans’ actuary perform a tolerance test of the consultant’s equilibrium expected long-term rate of return. We use an expected long-term rate of return compatible with the actuary’s tolerance level.

The following table summarizes the Company’s target pension plan allocation for 2020:

Asset Category:	Target Allocations
Equity Securities	36%
Debt Securities	64%

	Fair Value Measurements at
	December 31, 2020
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	%
Cash and cash equivalents	$2,221	$2,221	$—	—%
Government debt securities	118,255	131	118,124	14%
Mutual fund - equities	323,253	2,839	320,414	38%
Mutual fund - debt	406,291	1,578	404,713	48%
Total	$850,020	$6,769	$843,251	100%

	Fair Value Measurements at
	December 31, 2019
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	%
Cash and cash equivalents	$2,599	$2,599	$—	—%
Government debt securities	154,798	39	154,759	20%
Mutual fund - equities	214,369	2,744	211,625	28%
Mutual fund - debt	397,938	1,664	396,274	52%
Total(1)	$769,704	$7,046	$762,658	100%

(1) In 2019, the qualified Defined Benefit Pension Plan moved all investments except for cash and cash equivalents into collective trusts; therefore, the 2019 balances under the Government debt securities, Mutual fund - equities, and Mutual fund - debt categories shown above as level 2 represent investments through collective trusts. The Defined Benefit Pension Plan has chosen collective trusts for which the underlying investments are mutual funds, mutual funds categories for which debt securities are the primary underlying investment, or real estate in alignment with the target asset allocation.

Pension Funding

We contributed $0.1 million, $0.0 million, and $30.1 million to the Pension Plans in 2020, 2019 and 2018, respectively. Funding for the qualified Defined Benefit Pension Plan is based upon actuarially determined contributions that take into account the amount deductible for income tax purposes and the minimum contribution required under ERISA, as amended by the Pension Protection Act of 2006, as well as targeted funding levels necessary to meet certain thresholds.

From an ERISA funding perspective, IPL’s funded target liability percentage was estimated to be 100%. In general, IPL must contribute the normal service cost earned by active participants during the plan year; however, this amount can be offset by any surplus or credit balance carried by the Pension Plan. The normal cost is expected to be approximately $6.1 million in 2021 (including $0.4 million for plan expenses), which is expected to be fully offset by the surplus amount. Each year thereafter, if the Pension Plans’ underfunding increases to more than the present value of the remaining annual installments, the excess is separately amortized over a seven-year period. IPL does not expect to make an employer contribution for the calendar year 2021. IPL’s funding policy for the Pension Plans is to contribute annually no less than the minimum required by applicable law, and no more than the maximum amount that can be deducted for federal income tax purposes.
Benefit payments made from the Pension Plans for the years ended December 31, 2020, 2019 and 2018 were $38.5 million, $37.5 million and $62.1 million, respectively. Expected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2021	$41,552
2022	42,715
2023	43,371
2024	43,827
2025	44,467
2026 through 2030	224,933

Indianapolis Power And Light Company
Entity Information [Line Items]
Benefit Plans	BENEFIT PLANS
Defined Contribution Plans

All of IPL’s employees are covered by one of two defined contribution plans, the Thrift Plan or the RSP:

The Thrift Plan

Approximately 80% of IPL’s active employees are covered by the Thrift Plan, a qualified defined contribution plan. All union new hires are covered under the Thrift Plan. Participants elect to make contributions to the Thrift Plan based on a percentage of their base compensation. Each participant’s contribution is matched up to certain thresholds of base compensation. The IBEW clerical-technical union new hires receive an annual lump sum company contribution into the Thrift Plan in addition to the company match. Employer contributions to the Thrift Plan were $3.4 million, $3.3 million and $3.3 million for 2020, 2019 and 2018, respectively.

The RSP

Approximately 20% of IPL’s active employees are covered by the RSP, a qualified defined contribution plan containing a match and nondiscretionary and component. All non-union new hires are covered under the RSP. Participants elect to make contributions to the RSP based on a percentage of their eligible compensation. Each participant’s contribution is matched in amounts up to, but not exceeding, 5% of the participant’s eligible compensation. Starting in 2018, the RSP also includes a 4% nondiscretionary contribution based as a percentage of each participant's eligible compensation. Employer contributions (by IPL) relating to the RSP were $1.8 million, $1.6 million and $1.7 million for 2020, 2019 and 2018, respectively.

Defined Benefit Plans

Approximately 72% of IPL’s active employees are covered by the qualified Defined Benefit Pension Plan; while approximately 8% of active employees are IBEW clerical-technical unit employees who are only eligible for the Thrift Plan. The remaining 20% of active employees are covered by the RSP. All non-union new hires are covered under the RSP, while IBEW physical unit union new hires are covered under the Defined Benefit Pension Plan and Thrift Plan. The IBEW clerical-technical unit new hires are no longer covered under the Defined Benefit Pension Plan but do receive an annual lump sum company contribution into the Thrift Plan, in addition to the company match. The Defined Benefit Pension Plan is noncontributory and is funded by IPL through a trust. Benefits for non-union participants in the Defined Benefit Pension Plan are based on salary, years of service and accrued benefits at April 1, 2015. Benefits for eligible union participants are based on each individual employee's pension band and years of service as opposed to their compensation. Pension bands are based primarily on job duties and responsibilities.

Additionally, a small group of former officers and their surviving spouses are covered under a funded non-qualified Supplemental Retirement Plan. The total number of participants in the plan as of December 31, 2020 was 22. The plan is closed to new participants.

IPL also provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. Approximately 142 active employees and 16 retirees (including spouses) were receiving such benefits or entitled to future benefits as of January 1, 2020. The plan is unfunded. These postretirement health care benefits and the related unfunded obligation of $4.3 million and $6.4 million at December 31, 2020 and 2019, respectively, were not material to the consolidated financial statements in the periods covered by this report.
The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$782,795	$697,228
Service cost	8,272	7,412
Interest cost	22,151	27,343
Actuarial loss/(gain)	66,827	88,311
Amendments (primarily increases in pension bands)	967	—
Benefits paid	(38,487)	(37,499)
Projected benefit obligation at December 31	842,525	782,795
Change in plan assets:
Fair value of plan assets at January 1	769,704	684,485
Actual return on plan assets	118,716	122,690
Employer contributions	87	28
Benefits paid	(38,487)	(37,499)
Fair value of plan assets at December 31	850,020	769,704
Funded (unfunded) status	$7,495	$(13,091)
Amounts recognized in the statement of financial position:
Non-current assets	$8,669	$—
Non-current liabilities	(1,174)	(13,091)
Net amount recognized at end of year	$7,495	$(13,091)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$967	$—
Net (gain)/loss arising during period	(14,110)	(4,472)
Amortization of prior service cost	(3,677)	(3,823)
Amortization of loss	(8,115)	(11,084)
Total recognized in regulatory assets	$(24,935)	$(19,379)
Amounts included in regulatory assets:
Net loss	$145,526	$167,750
Prior service cost	11,613	14,323
Total amounts included in regulatory assets	$157,139	$182,073

(1)Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation – Retirement Benefits,” are recorded as a regulatory asset or liability because IPL has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

Information for Pension Plans with a projected benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Benefit obligation	$842,525	$782,795
Plan assets	850,020	769,704
Benefit obligation in excess of plan assets	$(7,495)	$13,091

IPL’s total plan assets in excess of projected benefit obligation was $7.5 million as of December 31, 2020 ($8.7 million Defined Benefit Pension Plan plan assets in excess of projected benefit obligation, partially offset by $1.2 million Supplemental Retirement Plan projected benefit obligation in excess of plan assets).
Information for Pension Plans with an accumulated benefit obligation in excess of plan assets

	Pension benefits as of December 31,
	2020	2019
	(In Thousands)
Accumulated benefit obligation	$830,458	$771,592
Plan assets	850,020	769,704
Accumulated benefit obligation in excess of plan assets	$(19,562)	$1,888

IPL’s total plan assets in excess of accumulated benefit obligation was $19.6 million as of December 31, 2020 ($20.7 million Defined Benefit Pension Plan plan assets in excess of accumulated benefit obligation, partially offset by $1.1 million Supplemental Retirement Plan accumulated benefit obligation in excess of plan assets).

Significant Gains and Losses Related to Changes in the Benefit Obligation for the Period

As shown in the table above, an actuarial loss of $66.8 million increased the benefit obligation for the year ended December 31, 2020 and an actuarial loss of $88.3 million increased the benefit obligation for the year ended December 31, 2019. The actuarial losses in 2020 and 2019 were primarily due to decreases in the discount rate.

Pension Benefits and Expense

Reported expenses relevant to the Defined Benefit Pension Plan are dependent upon numerous factors resulting from actual plan experience and assumptions of future experience, including the performance of plan assets and actual benefits paid out in future years. Pension costs associated with the Defined Benefit Pension Plan are impacted by the level of contributions made to the plan, earnings on plan assets, the adoption of new mortality tables, and employee demographics, including age, job responsibilities, salary and employment periods. Changes made to the provisions of the Defined Benefit Pension Plan may impact current and future pension costs. Pension costs may also be significantly affected by changes in key actuarial assumptions, including anticipated rates of return on plan assets and the corporate bond discount rates, as well as, the adoption of a new mortality table used in determining the projected benefit obligation and pension costs.

The 2020 net actuarial gain of $14.1 million recognized in regulatory assets is comprised of two parts: (1) an $80.9 million pension asset actuarial gain primarily due to higher than expected return on assets; partially offset by (2) a $66.8 million pension liability actuarial loss primarily due to a decrease in the discount rate used to value pension liabilities. The unrecognized net loss of $145.5 million in the Pension Plans has accumulated over time primarily due to the long-term declining trend in corporate bond rates and the adoption of new mortality tables which increased the expected benefit obligation due to the longer expected lives of plan participants. During 2020, the accumulated net gain increased due to lower discount rates used to value pension liabilities, which was partially offset by a combination of higher than expected return on pension assets, as well as the year 2020 amortization of accumulated loss. The unrecognized net loss, to the extent that it exceeds 10% of the greater of the benefit obligation or the assets, will be amortized and included as a component of net periodic benefit cost in future years. The amortization period is approximately 10.84 years based on estimated demographic data as of December 31, 2020. The projected benefit obligation of $842.5 million less the fair value of assets of $850.0 million results in an overfunded status of $7.5 million at December 31, 2020.

	Pension benefits for years ended December 31,
	2020	2019	2018
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$8,272	$7,412	$8,450
Interest cost	22,151	27,343	25,220
Expected return on plan assets	(37,779)	(29,907)	(40,801)
Amortization of prior service cost	3,677	3,823	3,837
Recognized actuarial loss	8,115	11,084	11,403
Recognized settlement loss	—	—	1,230
Total pension cost	4,436	19,755	9,339
Less: amounts capitalized	372	1,237	1,223
Amount charged to expense	$4,064	$18,518	$8,116
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	3.33%	4.36%	3.67%
Discount rate – supplemental retirement plan	3.05%	4.24%	3.60%
Expected return on defined benefit pension plan assets	5.05%	4.50%	5.45%
Expected return on supplemental retirement plan assets	4.45%	4.50%	5.45%

Pension expense for the following year is determined as of the December 31 measurement date based on the fair value of the Pension Plans’ assets, the expected long-term rate of return on plan assets, a mortality table assumption that reflects the life expectancy of plan participants, and a discount rate used to determine the projected benefit obligation. For 2020, pension expense was determined using an assumed long-term rate of return on plan assets of 5.05% for the Defined Benefit Pension Plan and 4.45% for the Supplemental Retirement Plan. As of the December 31, 2020 measurement date, IPL decreased the discount rate from 3.33% to 2.46% for the Defined Benefit Pension Plan and from 3.05% to 2.31% for the Supplemental Retirement Plan. The discount rate assumptions affect the pension expense determined for 2021. In addition, IPL maintained the expected long-term rate of return on plan assets at 5.05% for the Defined Benefit Pension Plan and decreased the expected long-term rate of return for the Supplemental Retirement Plan from 4.45% to 3.60% for 2021. The expected long-term rate of return assumption affects the pension expense determined for 2021. The effect on 2021 total pension expense of a 25 basis point increase and decrease in the assumed discount rate is $(1.4) million and $1.3 million, respectively.

In determining the discount rate to use for valuing liabilities we use the market yield curve on high-quality fixed income investments as of December 31, 2020. We project the expected benefit payments under the plan based on participant data and based on certain assumptions concerning mortality, retirement rates, termination rates, etc. The expected benefit payments for each year are discounted back to the measurement date using the appropriate spot rate for each half-year from the yield curve, thereby obtaining a present value of all expected future benefit payments using the yield curve. Finally, an equivalent single discount rate is determined which produces a present value equal to the present value determined using the full yield curve.

Pension Plan Assets and Fair Value Measurements

Pension plan assets consist of investments in cash and cash equivalents, government debt securities, and mutual funds (equity and debt). Differences between actual portfolio returns and expected returns may result in increased or reduced pension costs in future periods. Pension costs are determined as of the plans' measurement date of December 31, 2020. Pension costs are determined for the following year based on the market value of pension plan assets, expected employer contributions, a discount rate used to determine the projected benefit obligation and the expected long-term rate of return on plan assets.

Fair value is defined under ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Pension Plans’ gains and losses on investments bought and sold, as well as held, during the year.

A description of the valuation methodologies used for each major class of assets and liabilities measured at fair value follows:
•The non-qualified Supplemental Retirement Plan investments have quoted market prices and are categorized as Level 1 in the fair value hierarchy.

•The qualified Defined Benefit Pension Plan investments in common collective trusts are valued based on the daily net asset value and are categorized as Level 2 in the fair value hierarchy except for cash and cash equivalents which are categorized as level 1.

The primary objective of the Pension Plans’ is to provide a source of retirement income for its participants and beneficiaries, while the primary financial objective is to improve the unfunded status of the Pension Plans. A secondary financial objective is, where possible, to minimize pension expense volatility. The objective is based on a long-term investment horizon, so that interim fluctuations should be viewed with appropriate perspective. There can be no assurance that these objectives will be met.

In establishing IPL’s expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes. A combination of quantitative analysis of historical data and qualitative judgment is used to capture trends, structural changes and potential scenarios not reflected in historical data.

The result of the analyses is a series of inputs that produce a picture of how the plan consultant believes portfolios are likely to behave through time. Capital market assumptions are intended to reflect the behavior of asset classes observed over several market cycles. Stress assumptions are also examined, since the characteristics of asset classes are constantly changing. A dynamic model is employed to manage the numerous assumptions required to estimate portfolio characteristics under different base currencies, time horizons and inflation expectations.

The Pension Plans’ consultant develops forward-looking, long-term capital market assumptions for risk, return and correlations for a variety of global asset classes, interest rates and inflation. These assumptions are created using a combination of historical analysis, current market environment assessment and by applying the consultant’s own judgment. The consultant then determines an equilibrium long-term rate of return. IPL then takes into consideration the investment manager/consultant expenses, as well as any other expenses expected to be paid out of the Pension Plans’ trust. Finally, IPL has the Pension Plans’ actuary perform a tolerance test of the consultant’s equilibrium expected long-term rate of return. IPL uses an expected long-term rate of return compatible with the actuary’s tolerance level.

The following table summarizes IPL’s target pension plan allocation for 2020:

Asset Category:	Target Allocations
Equity Securities	36%
Debt Securities	64%

	Fair Value Measurements at
	December 31, 2020
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	%
Cash and cash equivalents	$2,221	$2,221	$—	—%
Government debt securities	118,255	131	118,124	14%
Mutual fund - equities	323,253	2,839	320,414	38%
Mutual fund - debt	406,291	1,578	404,713	48%
Total	$850,020	$6,769	$843,251	100%

	Fair Value Measurements at
	December 31, 2019
	(in thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	%
Cash and cash equivalents	$2,599	$2,599	$—	—%
Government debt securities	154,798	39	154,759	20%
Mutual fund - equities	214,369	2,744	211,625	28%
Mutual fund - debt	397,938	1,664	396,274	52%
Total(1)	$769,704	$7,046	$762,658	100%

(1) In 2019, the qualified Defined Benefit Pension Plan moved all investments except for cash and cash equivalents into collective trusts; therefore, the 2019 balances under the Government debt securities, Mutual fund - equities, and Mutual fund - debt categories shown above as level 2 represent investments through collective trusts. The Defined Benefit Pension Plan has chosen collective trusts for which the underlying investments are mutual funds, mutual funds categories for which debt securities are the primary underlying investment, or real estate in alignment with the target asset allocation.

Pension Funding

IPL contributed $0.1 million, $0.0 million, and $30.1 million to the Pension Plans in 2020, 2019 and 2018, respectively. Funding for the qualified Defined Benefit Pension Plan is based upon actuarially determined contributions that take into account the amount deductible for income tax purposes and the minimum contribution required under ERISA, as amended by the Pension Protection Act of 2006, as well as targeted funding levels necessary to meet certain thresholds.

From an ERISA funding perspective, IPL’s funded target liability percentage was estimated to be 100%. In general, IPL must contribute the normal service cost earned by active participants during the plan year; however, this amount can be offset by any surplus or credit balance carried by the Pension Plan. The normal cost is expected to be approximately $6.1 million in 2021 (including $0.4 million for plan expenses), which is expected to be fully offset by the surplus amount. Each year thereafter, if the Pension Plans' underfunding increases to more than the present value of the remaining annual installments, the excess is separately amortized over a seven-year period. IPL does not expect to make an employer contribution for the calendar year 2021. IPL’s funding policy for the Pension Plans is to contribute annually no less than the minimum required by applicable law, and no more than the maximum amount that can be deducted for federal income tax purposes.
Benefit payments made from the Pension Plans for the years ended December 31, 2020, 2019 and 2018 were $38.5 million, $37.5 million and $62.1 million, respectively. Expected benefit payments are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2021	$41,552
2022	42,715
2023	43,371
2024	43,827
2025	44,467
2026 through 2030	224,933